INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of effective income tax rate

The reconciliation between the effective tax rate and the statutory rate is as follows:

	Years Ended December 31,
	2013	2012
US Federal statutory income tax rate	35.00%	—%
Permanent non-deductible items	(0.27)	—
Other	0.16	—
Effect of valuation allowance	(34.89)	—

Effective income tax rate	—%	—%

Schedule of deferred income tax assets and liabilities

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. The significant components of the deferred income tax asset (liability) are as follows:

	Years Ended December 31,
	2013	2012
Deferred tax assets:
Net operating loss (“NOL”) carryforwards	$921,499	$—
Stock compensation	123,782	—
Stock warrants	6,133,885
Deferred tax liabilities:
Basis difference in fixed assets	(1,429)	—

Net Deferred Tax Assets	7,177,737	—
Valuation allowance	(7,177,737)	—

Total deferred tax assets	$—	$—